Cover Page - shares		13 Months Ended
		Sep. 30, 2023	Aug. 31, 2022	Aug. 31, 2021
Entity Addresses [Line Items]
Document Type		40-F
Document Registration Statement		false
Document Annual Report		true
Entity File Number		001-38885
Entity Registrant Name		ORGANIGRAM HOLDINGS INC.
Current Fiscal Year End Date		--09-30
Document Period End Date		Sep. 30, 2023
Entity Incorporation, State or Country Code		Z4
Entity Address, Address Line One		1400-145 King Street West
Entity Address, City or Town		Toronto
Entity Address, Country		CA
Entity Address, Postal Zip Code		M5H 1J8
City Area Code		1-855
Local Phone Number		961-9420
Title of 12(b) Security		Common Shares
Trading Symbol		OGI
Security Exchange Name		NASDAQ
Annual Information Form		true
Audited Annual Financial Statements		true
Number of shares outstanding (in shares)	[1]	81,161,630	78,453,879	74,696,506
Issued share capital (in shares)		81,161,630	78,453,879
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Emerging Growth Company		false
ICFR Auditor Attestation Flag		true
Document Financial Statement Error Correction [Flag]		false
Entity Central Index Key		0001620737
Amendment Flag		false
Document Fiscal Year Focus		2023
Document Fiscal Period Focus		FY
Auditor Name		KPMG LLP
Auditor Location		Vaughan, ON, Canada
Auditor Firm ID		85
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One		251 Little Falls Drive
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19808
City Area Code		1-800
Local Phone Number		927-9800
Contact Personnel Name		CORPORATION SERVICE COMPANY

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.